Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES, net	$ 610,323	$ 35,258
COST OF GOODS SOLD	274,707	14,580
GROSS PROFIT	335,616	20,678
OPERATING EXPENSES:
General and administrative expenses	1,070,085	831,673
Sales and marketing	535,242	117,181
Research and development	460,991	347,885
Stock based compensation	242,146	525,062
Depreciation and amortization	29,422	29,101
Total operating expenses	2,337,886	1,850,902
Loss from operations	(2,002,270)	(1,830,224)
OTHER INCOME (EXPENSES):
Other income	17,253	47,082
Interest income	3,320	2,362
Interest expense	(3,537)	(2,925)
Total other income (expense)	17,036	46,519
Loss before the provision for income taxes	(1,985,234)	(1,783,705)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,985,234)	$ (1,783,705)
NET LOSS PER SHARE
Basic	$ (0.02)	$ (0.02)
Diluted	$ (0.02)	$ (0.02)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic	99,951,385	76,227,524
Diluted	99,951,385	76,227,524